Borrowings (Narrative) (Details)				1 Months Ended		5 Months Ended	12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 24, 2025 USD ($)	Jan. 31, 2025 USD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 COP ($)	Oct. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Borrowings [Line Items]
Repurchase of nominal amount							$ 512,629,000	$ 731,000	$ 0
Payments for debt issue costs							5,034,000	$ 0	$ 0
Notes due 2027
Disclosure Of Borrowings [Line Items]
Repurchase of nominal amount			$ 405,333,000
Notes due 2030
Disclosure Of Borrowings [Line Items]
Notional amount			$ 550,000,000				$ 441,679,000
Percentage of effective return of borrowings			8.75%
Borrowings, Effective Yield			8.75%
Debt Instrument Issued Price, Percent			100.00%
Company repurchased and cancelled						$ 108,321,000
Average price | $ / shares						$ 0.9
Gain on repurchase of debt instrument						$ 10,157,000
Payments for debt issue costs			$ 5,034,000
Debt issuance effective rate			8.98%
Notes due 2030 | Maximum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA			3.5
Notes due 2030 | Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Adjusted EBITDA To Interest			2.5
Bancolombia Panama, S.A.
Disclosure Of Borrowings [Line Items]
Notional amount		$ 3,000,000
Grace period		2 years
Bancolombia Panama, S.A. | SOFR
Disclosure Of Borrowings [Line Items]
Adjustment to base rate		1.80%
Bancolombia Panama, S.A. | Major borrowings
Disclosure Of Borrowings [Line Items]
Percentage of effective return of borrowings	5.0632%
Short-term loan	$ 25,000,000
Bancolombia Panama, S.A., One | Major borrowings
Disclosure Of Borrowings [Line Items]
Short-term loan	17,000,000
Bancolombia Panama, S.A., Two | Major borrowings
Disclosure Of Borrowings [Line Items]
Short-term loan	$ 8,000,000
Loan agreement Citibank Colombia S.A. | Major borrowings
Disclosure Of Borrowings [Line Items]
Short-term loan				$ 40,000,000	$ 145,280,000,000
Loan agreement Citibank Colombia S.A. | Major borrowings | Colombian interbank reference rate
Disclosure Of Borrowings [Line Items]
Adjustment to base rate				1.53%	1.53%